iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  75 .1%
Antero Resources Corp.
(a)
.................... 357,775 $ 11,674,198
APA Corp. .............................. 440,754 12,975,798
California Resources Corp. ................... 78,506 4,178,089
Chesapeake Energy Corp. ................... 136,508 11,219,593
Chord Energy Corp. ........................ 76,218 12,780,234
Civitas Resources, Inc. ...................... 112,774 7,781,406
CNX Resources Corp.
(a)
..................... 187,448 4,554,986
Comstock Resources, Inc. .................... 117,909 1,223,895
ConocoPhillips ........................... 1,240,481 141,886,217
Coterra Energy, Inc. ........................ 912,081 24,325,200
Crescent Energy Co. , Class A ................. 126,789 1,502,450
Devon Energy Corp. ........................ 705,711 33,450,701
Diamondback Energy, Inc. .................... 170,784 34,189,249
EOG Resources, Inc. ....................... 609,616 76,732,366
EQT Corp. .............................. 540,713 19,995,567
Gulfport Energy Corp.
(a)
..................... 11,753 1,774,703
Hess Corp. .............................. 226,627 33,432,015
Kosmos Energy Ltd.
(a)
....................... 576,566 3,194,176
Magnolia Oil & Gas Corp. , Class A .............. 221,409 5,610,504
Marathon Oil Corp. ......................... 691,172 19,815,901
Matador Resources Co. ..................... 142,067 8,467,193
Murphy Oil Corp. .......................... 177,519 7,320,884
Northern Oil & Gas, Inc. ..................... 112,008 4,163,337
Ovintiv, Inc. .............................. 304,779 14,284,992
Permian Resources Corp. , Class A .............. 628,780 10,154,797
Range Resources Corp. ..................... 297,064 9,960,556
Sitio Royalties Corp. , Class A .................. 98,637 2,328,820
SM Energy Co. ........................... 140,894 6,090,848
Southwestern Energy Co.
(a)
................... 1,349,955 9,085,197
Talos Energy, Inc.
(a) (b)
....................... 191,000 2,320,650
Tellurian, Inc.
(a) (b)
.......................... 1,021,872 707,749
Texas Pacific Land Corp.
(b)
................... 22,808 16,747,230
Viper Energy, Inc. ......................... 48,557 1,822,344
Vital Energy, Inc.
(a) (b)
........................ 31,203 1,398,518
557,150,363
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  24 .4%
Clean Energy Fuels Corp.
(a) (b)
.................. 218,124 $ 582,391
CVR Energy, Inc. .......................... 35,835 959,303
Delek U.S. Holdings, Inc. .................... 73,051 1,808,743
Green Plains, Inc.
(a)
........................ 82,562 1,309,433
HF Sinclair Corp. .......................... 183,443 9,784,850
Marathon Petroleum Corp. ................... 373,674 64,824,966
Par Pacific Holdings, Inc.
(a)
................... 65,152 1,645,088
PBF Energy, Inc. , Class A .................... 129,245 5,947,855
Phillips 66 ............................... 402,380 56,803,984
REX American Resources Corp
(a)
............... 18,760 855,268
Valero Energy Corp. ........................ 222,825 34,930,047
World Kinect Corp. ......................... 73,230 1,889,334
181,341,262
a
Total Long-Term Investments — 99.5%
(Cost: $ 752,334,176 ) ................................ 738,491,625
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 7,046,894 7,049,009
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 1,004,752 1,004,752
a
Total Short-Term Securities — 1.1%
(Cost: $ 8,052,451 ) .................................. 8,053,761
Total Investments — 100.6%
(Cost: $ 760,386,627 ) ................................ 746,545,386
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (4,768,970)
Net Assets — 100.0% ................................. $ 741,776,416
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 15,782,140  $ —  $ (8,732,614)
(a)
$ (1,222) $ 705  $ 7,049,009  7,046,894  $ 26,101
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 818,963  185,789
(a)
—  —  —  1,004,752  1,004,752  13,488  —
$ (1,222) $ 705
$ 8,053,761
$ 39,589  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 33 09/20/24 $ 3,186 $ 31,362
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 738,491,625  $ —  $ —  $ 738,491,625
Short-Term Securities
Money Market Funds ...................................... 8,053,761  —  —  8,053,761
$ 746,545,386  $ —  $ —  $ 746,545,386
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 31,362  $ —  $ —  $ 31,362
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.